Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net loss from operations	$ (802,568)	$ (9,696,158)
Adjustments to reconcile net income to net cash provided by operating activities:
Convertible note - Accretion of financing cost	88,451	212,708
Expected credit loss		8,450,277
Depreciation and amortization expenses	68,539	102,750
Non-cash operating lease expense	34,739	35,098
Changes in operating assets and liabilities:
Accounts receivable	(303,261)	(72,969)
Inventory	(48,150)	7,006
Advance to suppliers	(705,831)	(45,562)
Prepayments, receivables and other assets	(120,122)	59,857
Accounts payable	329,777	19,353
Refund liabilities		41,626
Advance from customers	(2,676)	35,185
Taxes payable	8,717	(1,660)
Change in related party lease liability – operating lease	(34,739)	(35,098)
Accrued expenses and other current liabilities	129,945	308,019
Net cash used in operating activities	(1,357,179)	(579,568)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	40,544
Other receivable - Huangshan Panjie		19,639
Net cash provided by investing activities	40,544	19,639
Cash Flows from Financing Activities:
Proceeds from borrowings	373,099	124,847
Repayment of borrowings	(78,269)	(4,469)
Proceeds from convertible note	797,500
Payment of convertible note issuance cost	(67,500)
Due to related parties	6,212,345	(4,582,113)
Net cash used in financing activities	7,237,175	(4,461,735)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	515,029	(881,794)
Net decrease in cash, cash equivalents and restricted cash	6,435,569	(5,903,458)
Cash, cash equivalents and restricted cash at the beginning of period	12,077,187	17,368,478
Cash, cash equivalents and restricted cash at the end of period	18,512,756	11,465,020
Supplemental disclosures of cash flows information:
Cash paid for income taxes
Cash paid for interest expense	22,639	9,449
Non-cash transactions:
Issuance of shares for convertible notes principal and interest settlement	1,450,136	902,438
Offset between due from related parties and due to related party balances	$ 4,663,139	$ 3,306,031